Debt - AmeriGas Propane (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
AmeriGas Partners
Debt Instrument
Aggregate principal amount of tendered notes redeemed			$ 1,270,000,000
AmeriGas Partners | Senior Notes | 5.50% due May 2025
Debt Instrument
Aggregate principal amount		$ 700,000,000
Stated interest rate		5.50%
AmeriGas Partners | Senior Notes | 5.75% due May 2027
Debt Instrument
Aggregate principal amount		$ 525,000,000
Stated interest rate		5.75%
AmeriGas Partners | Senior Notes | 7.00% Senior Notes
Debt Instrument
Stated interest rate		7.00%
Aggregate principal balance repaid		$ 980,800,000
AmeriGas Partners | Senior Notes | 5.625% due May 2024
Debt Instrument
Aggregate principal amount			$ 675,000,000
Stated interest rate			5.625%
AmeriGas Partners | Senior Notes | 5.875% due August 2026
Debt Instrument
Aggregate principal amount			$ 675,000,000
Stated interest rate			5.875%
AmeriGas Partners | Senior Notes | 6.50% Senior Notes, due 2021
Debt Instrument
Stated interest rate			6.50%
AmeriGas Partners | Senior Notes | 6.75% Senior Notes, due 2020
Debt Instrument
Stated interest rate			6.75%
AmeriGas Partners | Senior Notes | 6.25% Senior Notes, due 2019
Debt Instrument
Stated interest rate			6.25%
Revolving Credit Facility | Line of Credit | AmeriGas Credit Agreement
Debt Instrument
Total capacity	$ 600,000,000
Letter of Credit | Line of Credit | AmeriGas Credit Agreement
Debt Instrument
Total capacity	$ 150,000,000
Federal Funds Effective Swap Rate | AmeriGas Credit Agreement
Debt Instrument
Basis spread on variable rate (percentage)	0.50%
Minimum | Base Rate | AmeriGas Credit Agreement
Debt Instrument
Basis spread on variable rate (percentage)	0.50%
Minimum | Eurodollar | AmeriGas Credit Agreement
Debt Instrument
Basis spread on variable rate (percentage)	1.50%
Maximum | Base Rate | AmeriGas Credit Agreement
Debt Instrument
Basis spread on variable rate (percentage)	1.75%
Maximum | Eurodollar | AmeriGas Credit Agreement
Debt Instrument
Basis spread on variable rate (percentage)	2.75%